Investments in Joint Ventures - Schedule of Equity Investment Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Beginning balance	$ 27,717,238	$ 39,671,603
Derecognition of joint venture investments due to acquisition of control	(6,702,526)	0
Dividends received	(2,634,000)	(27,577,201)
Equity earnings	5,086,641	15,622,836	$ 12,316,883
Investments in joint ventures	$ 23,467,353	$ 27,717,238	$ 39,671,603